Acquisitions - Summary of Acquisition Activity (Parenthetical) (Detail)	3 Months Ended	6 Months Ended
	Jun. 30, 2022 Business	Jun. 30, 2022 Business
Disclosure of detailed information about business combination [Line Items]
Number of businesses acquired	2	2
Number of other businesses acquired	3	3